Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

25) Subsequent events

Debt

In January 2025, the Company extended the term of its R$50,000 facility for a further 120 days with no change in the interest rate. See note 11.

Storion

Following the signing of binding transaction agreements with Stryten on December 18, 2024 to establish Storion, the transaction closed on January 31, 2025.